Related-Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net medical claims incurred	$ 214,432	$ 146,328	$ 590,468	$ 450,645
CarePoint Health Contract [Member]
Net medical claims incurred	$ 3,200	$ 2,700	$ 11,100	$ 9,700